Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000015666
Account Value [Line Items]
Line Graph and Table Measure Name			Micro Cap Portfolio, Institutional Class Shares
Accumulated Value		$ 10,000		$ 10,607	$ 13,861	$ 14,670	$ 14,589	$ 14,057	$ 22,626	$ 19,224	$ 16,672	$ 21,305	$ 24,252
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		10,424	12,924	13,776	15,635	17,221	24,782	20,688	22,422	30,910	37,343
Russell Microcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Microcap Index (USD)
Accumulated Value		10,000		10,154	13,151	13,337	12,901	13,307	21,629	16,807	14,050	19,002	24,175
Russell Microcap Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell Microcap Growth Index (USD) (TR)
Accumulated Value		$ 10,000		$ 9,537	$ 12,013	$ 12,143	$ 11,314	$ 13,843	$ 20,170	$ 13,592	$ 11,152	$ 15,949	$ 21,624

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.